Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Cash Flow Hedge Gains and Losses

The following table summarizes the cash flow hedge gains and losses:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in Equity for the Years Ended December 31,			Amount of Loss Reclassified from Equity into Income for the Years Ended December 31,			Amount Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Years ended December 31,
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in thousands)
Interest rate swaps	$49,859	$1,868	$(60,284)	$47,720	$24,419	$1,802	$—	$—	$—

Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The following table summarizes the fair values of derivatives that are designated as hedge instruments:

Derivatives Designated as Hedging Instruments		December 31,
	Balance Sheet Location	2013	2012
		(in thousands)
Long-term—Interest rate swaps	Other assets	$9,726	$—
Short-term—Interest rate swaps	Derivative liabilities, current	(4,984)	(17,017)
Long-term—Interest rate swaps	Other long-term liabilities	—	(27,437)

Total		$4,742	$(44,454)

Not Designated as Hedging Instrument
Fair Values of Derivatives Instruments

The following table summarizes the fair values of derivatives that are not designated as hedge instruments:

Derivatives Not Designated as Hedging Instruments		December 31,
	Balance Sheet Location	2013	2012
		(in thousands)
Short-term—Interest rate swaps	Derivative liabilities, current	$—	$(978)
Long-term—Interest rate swaps	Other long-term liabilities	—	(1,574)

Total		$—	$(2,552)